Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2018
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2018	31 March 2018
	£m	£m

Present value of funded obligations	(23,601)	(23,747)
Fair value of plan assets	24,307	23,858
	706	111
Present value of unfunded obligations	(318)	(307)
Other post-employment liabilities	(58)	(67)

Net asset/(liability)	330	(263)

Presented in consolidated statement of financial position:
Liabilities	(1,424)	(1,672)
Assets	1,754	1,409

Net asset/(liability)	330	(263)

Schedule of defined benefit plans assumptions

Key actuarial assumptions	30 September 2018	31 March 2018
Discount rate - UK past service	2.85%	2.60%
Discount rate - US	4.25%	4.00%
Rate of increase in RPI - past service	3.25%	3.15%